Cover	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	RUBRIK, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42028
Entity Address, Address Line One	3495 Deer Creek Road
Entity Tax Identification Number	46-4560494
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	844
Local Phone Number	478-2745
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000025 par value
Trading Symbol	RBRK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001943896